Loans, financing, debentures and hedge derivative financial instruments - Summary of Debentures (Detail) R$ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 BRL (R$)	Oct. 31, 2017 BRL (R$)	Apr. 30, 2017 BRL (R$)
Summary of loans debentures and finance leases [line items]
Amount: | $		$ 90,000		$ 90,000
Debentures first issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Interest	99.94% of the DI
Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Interest	111.4% of the DI
Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Interest	111.4% of the DI
Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Interest	IPCA to 93.9 % of DI
Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$						R$ 944,077
Interest	IPCA to 97.3% of DI
Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$					R$ 900,000
Interest	IPCA to 97.1% of DI
Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Interest	IPCA to 102.75% of the DI
Debenture one [member] | Debentures fourth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000,000
Final maturity	May 25, 2021
Payment of the face value	Annual as from May 2019
Interest	105.0% of DI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture two [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 660,139						R$ 660,139
Face value unit	R$ 1,000
Final maturity	April 18, 2022
Payment of the face value	Lump sum at final maturity
Interest	95.0% of DI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture three [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 352,361						R$ 352,361
Face value unit	R$ 1,000
Final maturity	April 15, 2024
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.68%
Payment of interest	Annually
Reprice	Not applicable
Debenture four [member] | Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	July 28, 2022
Payment of the face value	Annual as from July 2021
Interest	105.0% of DI
Payment of interest	Annually
Reprice	Not applicable
Debenture five [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 730,384					730,384
Face value unit	R$ 1,000
Final maturity	October 24, 2022
Payment of the face value	Lump sum at final maturity
Interest	95.0% of DI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture six [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 213,693					R$ 213,693
Face value unit	R$ 1,000
Final maturity	October 24, 2024
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.34%
Payment of interest	Annually
Reprice	Not applicable
Debenture seven [member] | Debentures sixth issue [member]
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	March 5, 2023
Payment of the face value	Lump sum at final maturity
Interest	105.25% of DI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture eight [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 660,000				660,000
Face value unit	R$ 1,000
Final maturity	December 18, 2023
Payment of the face value	Lump sum at final maturity
Interest	97.5% of DI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture nine [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 240,000				R$ 240,000
Face value unit	R$ 1,000
Final maturity	December 15, 2025
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.61%
Payment of interest	Annually
Reprice	Not applicable
Debenture ten [member] | Debentures first issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	November 19, 2024
Payment of the face value	Lump sum at final maturity
Interest	6.47%
Payment of interest	Semiannually
Reprice	Not applicable
Debenture eleven [member] | Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	March 15, 2028
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.04%
Payment of interest	Semiannually
Reprice	Not applicable
Debenture twelve [member] | Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Face value unit	R$ 1,000
Final maturity	March 15, 2028
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.37%
Payment of interest	Semiannually
Reprice	Not applicable
Debenture thirteen [member] | Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount: | R$	R$ 960,000		R$ 960,000
Face value unit	R$ 1,000
Final maturity	September 15, 2028
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.83%
Payment of interest	Semiannually
Reprice	Not applicable